Summary of Significant Accounting Policies, Judgements, Estimates and Assumptions - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Disclosure of changes in accounting estimates [line items]
Useful life (in years)	3 years
Maximum
Disclosure of changes in accounting estimates [line items]
Useful life (in years)	10 years